UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	3,900,000,000
Common shares, shares issued (in shares)	19,093,853	19,021,758
Common shares, shares outstanding (in shares)	19,093,853	18,978,409
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	100,000,000	100,000,000
Treasury shares (in shares)	0	43,349
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, dividend rate	1.00%	1.00%
Preferred stock, issued (in shares)	140,000	140,000
Preferred stock, outstanding (in shares)	140,000	140,000
Preferred stock, aggregate liquidation preference	$ 140,000,000	$ 140,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred stock, issued (in shares)	40,000	40,000
Preferred stock, outstanding (in shares)	40,000	40,000